UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003




[LOGO OF USAA]
   USAA(R)

                             USAA HIGH-YIELD
                                    OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                         2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                         5

FINANCIAL INFORMATION

     Independent Auditor's Report                                 13

     Portfolio of Investments                                     14

     Notes to Portfolio of Investments                            30

     Financial Statements                                         32

     Notes to Financial Statements                                35

DIRECTORS' AND OFFICERS' INFORMATION                              46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                  ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION,

[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO

                                          HAVE USAA'S SKILLED PROFESSIONALS

                                                MANAGING YOUR MONEY.

                                                        "
--------------------------------------------------------------------------------

                  As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                  In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                  However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                  On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.


--------------------------------------------------------------------------------
                                    7/31/03                           7/31/02
--------------------------------------------------------------------------------
Net Assets                       $107.0 Million                    $53.7 Million
Net Asset Value Per Share            $8.18                             $7.23


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
         1 YEAR                             SINCE INCEPTION ON 8/2/99
         23.85%                                      5.19%


                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              CITIGROUP      USAA HIGH-YIELD   CSFB GLOBAL    LIPPER HIGH        LIPPER HIGH
             10-YEAR U.S.    OPPORTUNITIES     HIGH YIELD    CURRENT YIELD    CURRENT YIELD BOND     S&P 500
            TREASURY INDEX        FUND            INDEX      FUNDS AVERAGE       FUNDS INDEX          INDEX
            --------------   ---------------   -----------   -------------    ------------------     --------
  8/2/1999       $10000           $10000          $10000         $10000              $10000           $10000
 8/31/1999         9950            10089            9911           9898                9899             9950
 9/30/1999        10064            10114            9835           9841                9821             9678
10/31/1999        10027            10167            9787           9820                9793            10290
11/30/1999         9959            10397            9920           9989                9966            10499
12/31/1999         9822            10520           10040          10125               10086            11117
 1/31/2000         9722            10517            9999          10079               10036            10558
 2/29/2000         9853            10659           10061          10166               10107            10359
 3/31/2000        10193            10511            9911          10008                9932            11372
 4/30/2000        10078            10614            9896           9973                9889            11030
 5/31/2000        10103            10514            9737           9798                9713            10803
 6/30/2000        10344            10766            9955           9999                9893            11069
 7/31/2000        10388            10780           10049          10034                9910            10897
 8/31/2000        10554            10836           10116          10103                9962            11573
 9/30/2000        10548            10737           10023           9961                9816            10962
10/31/2000        10632            10411            9712           9638                9480            10916
11/30/2000        10925            10027            9329           9161                8951            10056
12/31/2000        11241            10314            9516           9366                9106            10105
 1/31/2001        11254            11121           10086           9945                9710            10463
 2/28/2001        11411            11187           10188           9989                9741             9510
 3/31/2001        11443            10841            9986           9718                9418             8908
 4/30/2001        11135            10767            9882           9615                9294             9599
 5/31/2001        11133            11027           10079           9730                9395             9664
 6/30/2001        11182            10899            9923           9492                9118             9429
 7/31/2001        11534            11068           10029           9560                9172             9336
 8/31/2001        11697            11190           10170           9633                9212             8752
 9/30/2001        11970            10502            9528           9015                8562             8045
10/31/2001        12294            10852            9745           9239                8758             8199
11/30/2001        11906            11249           10060           9526                9036             8828
12/31/2001        11692            11122           10066           9504                9011             8905
 1/31/2002        11751            11069           10160           9545                9033             8775
 2/28/2002        11900            10756           10088           9415                8873             8606
 3/31/2002        11456            11044           10319           9606                9049             8930
 4/30/2002        11788            10874           10483           9711                9144             8388
 5/31/2002        11883            10780           10446           9631                9052             8327
 6/30/2002        12133            10230           10081           9153                8542             7734
 7/31/2002        12513             9884            9793           8850                8262             7131
 8/31/2002        12888            10085            9920           8984                8405             7178
 9/30/2002        13494            10071            9798           8853                8288             6399
10/31/2002        13204             9916            9739           8806                8235             6961
11/30/2002        12946            10486           10254           9284                8710             7370
12/31/2002        13405            10604           10379           9370                8795             6938
 1/31/2003        13287            10860           10661           9554                8989             6756
 2/28/2003        13642            10940           10819           9679                9109             6655
 3/31/2003        13543            11172           11096           9899                9337             6719
 4/30/2003        13544            11774           11662          10372                9795             7272
 5/31/2003        14173            12003           11831          10481                9912             7655
 6/30/2003        14004            12311           12176          10753               10179             7753
 7/31/2003        13000            12241           12078          10647               10100             7890

                                  [END CHART]

                  DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/03.

                  INDEX PERFORMANCE DATA IS AS OF 7/31/99.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                  o The Citigroup 10-Year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

                  o The Credit Suisse First Boston (CSFB) Global High Yield
                    Index, an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                  o The Lipper High Current Yield Funds Average, the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                  o The Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

                  o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]          MATTHEW FREUND, CFA
                                      USAA Investment Management Company

--------------------------------------------------------------------------------

                                         * * * *

                  THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE HIGH-YIELD BOND FUNDS CATEGORY (317 FUNDS IN CATEGORY) FOR THE PERIOD ENDING JULY 31, 2003.

HOW DID THE FUND PERFORM?

                  The USAA High-Yield Opportunities Fund returned 23.85% for the one-year period ended July 31, 2003, putting your Fund in the top 23% of its peer group. The Lipper High Current Yield Funds Average returned 20.38% and the Lipper High Current Yield Bond Funds Index returned 22.25%. Over the same period, the S&P 500 Index returned 10.64% and the Citigroup 10-Year U.S. Treasury Index returned 3.89%.

                  refer to page 7 for benchmark definitions.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA HIGH-YIELD OPPORTUNITIES FUND WAS RATED AGAINST 317 HIGH-YIELD BOND FUNDS FOR THE THREE-YEAR PERIOD ENDED 7/31/03 AND RECEIVED A MORNINGSTAR RATING OF 4 STARS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  High-yield securities are a unique asset class with characteristics of both stocks and bonds. Despite your Fund's exceptional performance during this reporting period, its long-term total returns should generally fall between these two asset classes, although they haven't done so this year (see following graph). This tendency to act differently is not a mistake and may provide long-term investors a significant diversification advantage.


--------------------------------------------------------------------------------
                               COMPARATIVE RETURNS
--------------------------------------------------------------------------------

                  [CHART OF COMPARATIVE RETURNS]


             USAA HIGH-YIELD
              OPPORTUNITIES                              CITIGROUP 10-YEAR
                  FUND            S&P 500 INDEX         U.S. TREASURY INDEX
             ---------------      -------------         -------------------

 7/31/2003       23.83%               10.64%                   3.89%
 6/30/2003       24.52%                8.72%                  11.92%
 5/30/2003       21.41%                7.35%                  13.27%
 4/30/2003       19.10%                1.98%                   8.24%
 3/31/2003       13.02%               -5.78%                   8.24%
 2/28/2003       10.68%               -6.68%                   9.02%
 1/31/2003        9.86%               -5.26%                   6.19%
12/31/2002        7.27%               -2.71%                   7.13%
11/29/2002        6.09%                3.36%                   3.47%
10/31/2002         .32%               -2.38%                   5.52%
 9/30/2002        1.89%              -10.27%                   7.84%
 8/30/2002        2.03%                 .65%                   3.00%
 7/31/2002         .00%                 .00%                    .00%


                            [END CHART]

                   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                   REFER TO PAGE 7 FOR INDEX DEFINITIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                  Continued delays in the economic recovery and rising international tensions dominated the markets. The high-yield and equity markets enjoyed an autumn rally after the Federal Reserve Board (the Fed) unexpectedly cut short-term interest rates. However, the equity rally ended in early 2003, as companies reduced their earnings forecasts and the risks to the economy became harder to quantify. The high-yield rally continued unabated. The impending war with Iraq took center stage, but the markets rose sharply when combat appeared to be ending. In June 2003, the Fed continued its string of interest rate cuts. Surprisingly, longer-term interest rates rose (and prices fell), mostly in response to the unexpected optimism expressed by Fed governors. (Bond prices and interest rates move in opposite directions.) By the end of the period, longer-term rates were only slightly above where they were the year before.

WHAT WERE YOUR STRATEGIES?

                  Relying on the insight and expertise of our research team, we continued to position your Fund in sectors that offer attractive returns with, in our opinion, reasonable margins of safety. The high-yield market performed strongly throughout the year as investors expressed their optimism about the path of the economic recovery. We sold holdings that seemed over-valued, including companies in the finance, gaming, and energy sectors. We also increased our exposure to sectors that appeared to offer attractive potential returns, such as companies in the cable, utility, and insurance sectors. In addition, we increased our common and preferred stock holdings.

WHAT IS THE OUTLOOK?

                  We are concerned about the slow progress of the economic recovery; however, we are optimistic about the longer-term

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  picture and believe there will be continued moderate economic growth in the near term. We also believe the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Fed to increase interest rates dramatically until the economy is firmly on track.

                  Thank you for the confidence you have placed in us. We will continue to work hard on your behalf.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                                 TOP 10 HOLDINGS
                                (% of Net Assets)
--------------------------------------------------------------------------------

New York State Dormitory Auth. RB, Series D                                 2.8%

Leucadia Capital Trust I, Pass-Through Certificates                         2.6%

Ahold Lease USA, Inc., Pass-Through Certificates,
   Series 2001, Class A-2                                                   1.6%

PXRE Capital Trust I, Pass-Through Certificates                             1.5%

KinderCare Learning Center, Inc., Senior Subordinated Notes                 1.4%

TFM S.A. de C.V., Senior Discount Debentures                                1.4%

American Airlines, Inc., Pass-Through Certificates, Series 2001-1,
   Class A-2, EETC                                                          1.2%

Lyondell Chemical Co., Senior Subordinated Notes                            1.1%

Qwest Capital Funding, Inc., Guaranteed Notes                               1.1%

Crown Castle International Corp., PIK, cumulative
   redeemable (Preferred)                                                   1.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP 10 INDUSTRIES*
                                (% of Net Assets)
--------------------------------------------------------------------------------

Real Estate Investment Trusts                                               6.3%

Wireless Telecommunication Services                                         5.3%

Broadcasting & Cable TV                                                     4.9%

Electric Utilities                                                          3.8%

Multi-Line Insurance                                                        3.8%

Casinos & Gaming                                                            3.5%

Integrated Telecommunication Services                                       2.9%

Hospital                                                                    2.8%

Multi-Utilities & Unregulated Power                                         2.7%

Multi-Sector Holdings                                                       2.6%

--------------------------------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-29.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA HIGH-YIELD OPPORTUNITIES FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA High-Yield Opportunities Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA High-Yield Opportunities Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  September 12, 2003

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                       MOODY'S                          MARKET
   AMOUNT                                                        RATING                           VALUE
    (000)     SECURITY                                       (UNAUDITED)      MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (87.4%)
              -----------------------------

              AUTOMOBILES & COMPONENTS (0.8%)

              AUTO PARTS & EQUIPMENT
$     500     Dana Corp., Senior Notes, 10.13%                      Ba3                     $       550
      250     Stoneridge, Inc., Senior Notes, 11.50%                 B2      5/01/2012              284
                                                                                            -----------
                                                                                                    834
                                                                                            -----------
              BANKS (0.3%)

              DIVERSIFIED BANKS
      250     Western Financial Bank, Subordinated
                 Debenture, 9.63%                                    B1      5/15/2012              276
                                                                                            -----------
              CAPITAL GOODS (5.4%)

              AEROSPACE & DEFENSE (0.7%)
      250     BE Aerospace, Inc., Senior Subordinated
                 Notes, Series B, 8.88%                            Caa2      5/01/2011              214
      500     K & F Industries, Inc., Senior
                 Subordinated Notes, Series B, 9.63%                 B3     12/15/2010              556
                                                                                            -----------
                                                                                                    770
                                                                                            -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY
                 TRUCKS (2.5%)
    1,000     Case Corp., Notes, 7.25%                              Ba3      1/15/2016              855
      500     Joy Global, Inc., Senior Subordinated
                 Notes, Series B, 8.75%                              B2      3/15/2012              547
      500     Terex Corp., Senior Subordinated Notes,
                 Series D, 8.88%                                     B3      4/01/2008              518
      500     United Rentals of North America, Inc.,
                 Senior Notes, 10.75% (a)                            B1      4/15/2008              540
      250     United Rentals of North America, Inc.,
                 Senior Notes, 10.75% (a)                            B1      4/15/2008              270
                                                                                            -----------
                                                                                                  2,730
                                                                                            -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      500     UCAR Finance, Inc., Senior Notes, 10.25%               B3      2/15/2012              525
                                                                                            -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.3%)
$     250     Rexnord Corp., Senior Subordinated
                 Notes, 10.13%                                      B3      12/15/2012      $       278
                                                                                            -----------
              INDUSTRIAL MACHINERY (1.4%)
      325     Actuant Finance Corp., Senior
                Subordinated Notes, 13.00%                          B2       5/01/2009              385
    1,000     Manitowoc Co., Inc., Senior Subordinated
                 Notes, 10.50%                                      B2       8/01/2012            1,085
                                                                                            -----------
                                                                                                  1,470
                                                                                            -----------
              COMMERCIAL SERVICES & SUPPLIES (5.2%)

              COMMERCIAL PRINTING (1.0%)
    1,000     Mail-Well I Corp., Senior Notes, 9.63%                B1       3/15/2012            1,070
                                                                                            -----------
              DIVERSIFIED COMMERCIAL SERVICES (3.4%)
      500     Brickman Group Ltd., Senior Subordinated
                 Notes, 11.75% (a)                                  B2      12/15/2009              552
      500     Coinmach Corp., Senior Notes, 9.00%                   B2       2/01/2010              530
    1,500     KinderCare Learning Center, Inc., Senior
                 Subordinated Notes, 9.50%                          B3       2/15/2009            1,515
      500     Service Corp. International,
                 Notes, 6.88%                                       B1      10/01/2007              498
      500     Stewart Enterprises, Inc., Senior
                 Subordinated Notes, 10.75%                         B2       7/01/2008              562
                                                                                            -----------
                                                                                                  3,657
                                                                                            -----------
              ENVIRONMENTAL SERVICES (0.8%)
      750     Allied Waste North America, Inc., Senior
                 Subordinated Notes, Series B, 10.00% (l)           B2       8/01/2009              799
                                                                                            -----------
              CONSUMER DURABLES & APPAREL (4.1%)

              APPAREL, ACCESSORIES, & LUXURY GOODS (2.2%)
      500     Kellwood Co., Debenture, 7.63%                       Ba1      10/15/2017              479
      500     Kellwood Co., Senior Notes, 7.88%                    Ba1       7/15/2009              516
      500     Oxford Industries, Inc., Senior
                 Notes, 8.88% (a)                                   B2       6/01/2011              526

16

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     250     Phillips Van Heusen Corp., Senior
                 Notes, 8.13% (a)                                   B2       5/01/2013      $       255
      500     St. John Knits International, Inc.,
                 Senior Subordinated Notes, 12.50%                  B3       7/01/2009              546
                                                                                            -----------
                                                                                                  2,322
                                                                                            -----------
              HOME FURNISHINGS (0.4%)
      500     Interface, Inc., Senior Notes, 10.38%                 B2       2/01/2010              488
                                                                                            -----------
              HOUSEHOLD APPLIANCES (0.6%)
      570     Windmere-Durable Holdings, Inc., Senior
                 Subordinated Notes, 10.00%                         B2       7/31/2008              603
                                                                                            -----------
              LEISURE PRODUCTS (0.5%)
      500     Herbalife International, Inc., Senior
                 Subordinated Notes, Series B, 11.75%               B3       7/15/2010              562
                                                                                            -----------
              TEXTILES (0.4%)
      500     Avondale Mills, Inc., Senior
                 Subordinated Notes, 10.25% (a)                     B3       7/01/2013              473
                                                                                            -----------
              DIVERSIFIED FINANCIALS (2.6%)

              MULTI-SECTOR HOLDINGS
     3,000    Leucadia Capital Trust I, Pass-Through
                 Certificates, 8.65%                               Ba2       1/15/2027            2,814
                                                                                            -----------
              ENERGY (3.6%)

              OIL & GAS EQUIPMENT & SERVICES (1.4%)
      750     Dresser, Inc., Senior Notes, 9.38%                    B2       4/15/2011              769
      500     Hanover Equipment Trust, Senior Secured
                 Notes, Series 2001A, 8.50%                         B2       9/01/2008              515
      250     Universal Compression, Inc., Senior
                 Notes, 7.25% (a)                                   B1       5/15/2010              256
                                                                                            -----------
                                                                                                  1,540
                                                                                            -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                        MOODY'S                         MARKET
   AMOUNT                                                         RATING                          VALUE
    (000)     SECURITY                                       (UNAUDITED)       MATURITY           (000)
-------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
$     500     Chesapeake Energy Corp., Senior
                 Notes, 7.50% (a)                                    Ba3      9/15/2013       $     520
      500     Chesapeake Energy Corp., Senior
                 Notes, 7.75%                                        Ba3      1/15/2015             517
      750     Energy Partners Ltd., Senior
                 Notes, 8.75% (a,c)                                   B2      8/01/2010             770
                                                                                              ---------
                                                                                                  1,807
                                                                                              ---------
              OIL & GAS REFINING & MARKETING &
                 TRANSPORTATION (0.5%)
      250     Ferrellgas Partners LP, Senior Notes, 8.75%             B2      6/15/2012             271
      250     Tesoro Petroleum Corp., Senior Subordinated
                 Notes, Series B, 9.63%                               B3     11/01/2008             238
                                                                                              ---------
                                                                                                    509
                                                                                              ---------
              FOOD & STAPLES RETAILING (2.6%)

              DRUG RETAIL (1.0%)
    1,000     Rite Aid Corp., Senior Secured Notes, 8.13% (a)         B2      5/01/2010           1,020
                                                                                              ---------
              FOOD RETAIL (1.6%)
    1,891     Ahold Lease USA, Inc., Pass-Through
                 Certificates, Series 2001, Class A-1, 7.82%          B1      1/02/2020           1,750
                                                                                              ---------
              FOOD, BEVERAGE, & TOBACCO (2.5%)

              PACKAGED FOODS & MEAT (2.0%)
      500     Del Monte Corp., Senior Subordinated
                 Notes, 8.63% (a)                                     B2     12/15/2012             526
      500     Del Monte Corp., Senior Subordinated
                 Notes, Series B, 9.25%                               B2      5/15/2011             531
      250     Merisant Co., Senior Subordinated
                 Notes, 9.50% (a)                                     B2      7/15/2013             260
      500     Michael Foods Corp., Senior
                 Subordinated Notes, Series B, 11.75%                 B2      4/01/2011             570
      250     Reddy Ice Group, Inc., Senior
                 Subordinated Notes, 8.88% (a)                        B3      8/01/2011             253
                                                                                              ---------
                                                                                                  2,140
                                                                                              ---------
              TOBACCO (0.5%)
      500     Dimon, Inc., Senior Notes, 7.75% (a)                   Ba3      6/01/2013             505
                                                                                              ---------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)       MATURITY             (000)
-------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES (2.2%)

              HEALTH CARE EQUIPMENT (0.5%)
$     500     Insight Health Services Corp., Senior
                 Subordinated Notes, Series B, 9.88%                B3     11/01/2011      $        510
                                                                                           ------------
              HEALTH CARE FACILITIES (1.0%)
      500     Province Healthcare Co., Senior
                 Subordinated Notes, 7.50%                          B3      6/01/2013               493
      500     United Surgical Partners, Inc., Senior
                 Subordinated Notes, 10.00%                         B3     12/15/2011               541
                                                                                           ------------
                                                                                                  1,034
                                                                                           ------------
              HEALTH CARE SERVICES (0.2%)
      250     Psychiatric Solutions, Inc., Senior
                 Subordinated Notes, 10.63% (a)                     B3      6/15/2013               256
                                                                                           ------------
              HEALTH CARE SUPPLIES (0.5%)
      500     Medex, Inc., Senior Subordinated Notes,
                 8.88% (a)                                          B3      5/15/2013               525
                                                                                           ------------
              HOTELS, RESTAURANTS, & LEISURE (5.4%)

              CASINOS & GAMING (3.5%)
      500     Argosy Gaming Co., Senior Subordinated
                 Notes, 9.00%                                       B2      9/01/2011               535
      500     Choctaw Resort Development Enterprise,
                 Senior Notes, 9.25%                                B1      4/01/2009               545
      500     Mohegan Tribal Gaming Auth., Senior
                 Subordinated Notes, 6.38% (a)                     Ba3      7/15/2009               494
      500     Park Place Entertainment Corp., Senior
                 Notes, 7.00%                                      Ba1      4/15/2013               524
      500     Park Place Entertainment Corp., Senior
                 Subordinated Notes, 8.88%                         Ba2      9/15/2008               550
      500     Pinnacle Entertainment, Inc., Senior
                 Subordinated Notes, Series B, 9.25%              Caa1      2/15/2007               507
      500     Venetian Casino Resort LLC, Mortgage
                 Notes, 11.00%                                      B3      6/15/2010               556
                                                                                           ------------
                                                                                                  3,711
                                                                                           ------------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
$     500     Royal Caribbean Cruises Ltd., Senior
                 Notes, 8.00% (l)                                  Ba2       5/15/2010      $       518
                                                                                            -----------
              LEISURE FACILITIES (0.5%)
      500     Town Sports International, Inc., Senior
                 Notes, 9.63% (a)                                   B2       4/15/2011              532
                                                                                            -----------
              RESTAURANTS (0.9%)
    1,000     Friendly Ice Cream Corp., Senior
                 Notes, 10.50%                                      B3      12/01/2007            1,010
                                                                                            -----------
              HOUSEHOLD & PERSONAL PRODUCTS (1.5%)

              PERSONAL PRODUCTS
      500     Elizabeth Arden, Inc., Senior Secured
                 Notes, Series B, 11.75%                            B1       2/01/2011              562
    1,000     Jafra Cosmetics International, Inc.,
                 Senior Subordinated Notes, 10.75% (a)              B3       5/15/2011            1,045
                                                                                            -----------
                                                                                                  1,607
                                                                                            -----------
              INSURANCE (7.1%)

              LIFE & HEALTH INSURANCE (1.7%)
    1,000     AAG Holding Co., Inc., Senior Notes, 6.88%          Baa3       6/01/2008              907
    1,000     Americo Life, Inc., Senior Notes, 7.88% (a)          Ba1       5/01/2013              963
                                                                                            -----------
                                                                                                  1,870
                                                                                            -----------
              MULTI-LINE INSURANCE (3.8%)
      500     AFC Capital Trust I, Guaranteed Notes,
                 Series B, 8.21%                                    B2       2/03/2027              427
    1,000     Allmerica Financial Corp., Senior
                 Debenture Notes, 7.63%                            Ba3      10/15/2025              889
    1,000     Farmers Exchange Capital, Surplus
                 Notes, 7.05% (a)                                 Baa3       7/15/2028              874
    1,000     Farmers Insurance Exchange, Surplus
                 Notes, 8.63% (a)                                 Baa3       5/01/2024              964
    1,000     Royal & Sun Alliance, Inc., Senior
                 Subordinated Notes, 8.95%                         Ba2      10/15/2029              904
                                                                                            -----------
                                                                                                  4,058
                                                                                            -----------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              REINSURANCE (1.6%)
$   2,000     PXRE Capital Trust I, Pass-Through
                 Certificates, 8.85%                               Ba2       2/01/2027      $     1,657
                                                                                            -----------
              MATERIALS (13.0%)

              COMMODITY CHEMICALS (1.1%)
    1,250     Lyondell Chemical Co., Senior
                 Subordinated Notes, 10.88% (l)                     B2       5/01/2009            1,163
                                                                                            -----------
              DIVERSIFIED CHEMICALS (1.7%)
      500     Equistar Chemicals LP, Notes, 6.50%                   B1       2/15/2006              468
      500     FMC Corp., Senior Secured Notes, 10.25%              Ba2      11/01/2009              557
      500     Hercules, Inc., Senior Notes, 11.13%                 Ba2      11/15/2007              582
      250     Huntsman International LLC, Senior
                 Notes, 9.88% (a)                                   B3       3/01/2009              253
                                                                                            -----------
                                                                                                  1,860
                                                                                            -----------
              DIVERSIFIED METALS & MINING (1.4%)
      250     Arch Western Finance LLC, Senior
                 Notes, 6.75%  (a)                                 Ba2       7/01/2013              251
      625     Compass Minerals Group, Inc., Guaranteed
                 Senior Subordinated Notes, 10.00%                  B3       8/15/2011              691
      500     Peabody Energy Corp., Senior Notes, 6.88% (a)        Ba3       3/15/2013              507
                                                                                            -----------
                                                                                                  1,449
                                                                                            -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
      500     IMC Global, Inc., Debentures, 6.88%                   B2       7/15/2007              443
      500     IMC Global, Inc., Senior Notes, 10.88% (a,c)          B1       8/01/2013              507
                                                                                            -----------
                                                                                                    950
                                                                                            -----------
              FOREST PRODUCTS (0.5%)
      500     Louisiana Pacific Corp., Senior
                 Subordinated Notes, 10.88%                        Ba2      11/15/2008              575
                                                                                            -----------
              GOLD (0.3%)
      265     Freeport McMoran Copper & Gold, Senior
                 Notes, 10.13%                                      B2       2/01/2010              296
                                                                                            -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (2.1%)
$     500     Crown European Holdings S.A., Senior
                 Secured Notes, 9.50% (a)                           B1       3/01/2011     $        520
      250     Norampac, Inc., Senior Notes, 6.75% (a)              Ba2       6/01/2013              249
      500     Owens-Brockway Glass Container, Senior
                 Secured Notes, 8.88%                               B1       2/15/2009              522
    1,000     Tekni-Plex, Inc., Senior Subordinated
                 Notes, Series B, 12.75%                            B3       6/15/2010              980
                                                                                           ------------
                                                                                                  2,271
                                                                                           ------------
              PAPER PACKAGING (1.5%)
      250     Graphic Packaging Corp., Senior
                 Subordinated Notes, 8.63%                          B2       2/15/2012              258
      500     Longview Fibre Co., Senior Subordinated
                 Notes, 10.00%                                      B2       1/15/2009              547
      250     MDP Acquisitions plc, Senior Notes, 9.63%             B2      10/01/2012              266
      500     Riverwood International Corp., Senior
                 Notes, 10.63%                                      B3       8/01/2007              520
                                                                                           ------------
                                                                                                  1,591
                                                                                           ------------
              PAPER PRODUCTS (0.5%)
      500     Potlatch Corp., Senior Subordinated
                 Notes, 10.00%                                     Ba1       7/15/2011              555
                                                                                           ------------
              SPECIALTY CHEMICALS (2.4%)
      500     ISP Chemco, Inc., Senior Subordinated
                 Notes, Series B, 10.25%                            B2       7/01/2011              562
      500     Noveon, Inc., Senior Subordinated Notes,
                 Series B, 11.00%                                   B3       2/28/2011              560
      500     Pliant Corp., Senior Secured
                 Notes, 11.13% (a)                                  B3       9/01/2009              530
      500     Rockwood Specialties Group, Inc., Senior
                 Subordinated Notes, 10.63% (a)                     B3       5/15/2011              520
      500     Terra Capital, Inc., Senior Notes, 11.50%           Caa1       6/01/2010              438
                                                                                           ------------
                                                                                                  2,610
                                                                                           ------------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              STEEL (0.6%)
$     500     AK Steel Holding Corp., Senior
                 Notes, 7.75%                                       B2       6/15/2012      $       360
      250     U.S. Steel LLC, Senior Notes, 10.75%                  B1       8/01/2008              249
                                                                                            -----------
                                                                                                    609
                                                                                            -----------
              MEDIA (7.1%)

              ADVERTISING (0.4%)
      500     Lamar Media Corp., Senior Subordinated
                 Notes, 7.25% (a)                                  Ba3       1/01/2013              511
                                                                                            -----------
              BROADCASTING & CABLE TV (4.4%)
      250     Adelphia Communications Corp., Senior
                 Notes, Series B, 9.88% (b)                         NR       3/01/2007              166
      500     Charter Communications Holdings, Senior
                 Discount Notes, 0%/11.75%, 01/15/05 (e)            Ca       1/15/2010              323
    1,000     Charter Communications Holdings LLC,
                 Senior Discount Notes, 0%/13.50%,
                 01/15/06 (e)                                       Ca       1/15/2011              585
      500     Granite Broadcasting Corp., Senior
                 Subordinated Notes, 10.38%                       Caa3       5/15/2005              497
      250     Gray Television, Inc., Senior
                 Subordinated Notes, 9.25%                          B3      12/15/2011              273
    1,000     Insight Communications, Inc., Senior
                 Discount Notes, 0%/12.25%, 02/15/06 (e)          Caa1       2/15/2011              835
      250     Insight Midwest LP, Senior Notes, 10.50%              B2      11/01/2010              270
      500     Mediacom Broadband LLC, Senior
                 Notes, 11.00%                                      B2       7/15/2013              542
      500     Mediacom LLC, Senior Notes, 7.88%                     B2       2/15/2011              470
      500     RCN Corp., Senior Notes, 10.00%                       Ca      10/15/2007              218
      500     Salem Communications Holding
                 Corp., Senior Subordinated Notes,
                 Series B, 9.00%                                    B3       7/01/2011              532
                                                                                            -----------
                                                                                                  4,711
                                                                                            -----------
              MOVIES & ENTERTAINMENT (1.1%)
      500     Cinemark USA, Inc., Senior Subordinated
                 Notes, 9.00%                                       B3       2/01/2013              543
      600     Lodgenet Entertainment Corp., Senior
                 Subordinated Notes, 9.50%                          B3       6/15/2013              627
                                                                                            -----------
                                                                                                  1,170
                                                                                            -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)     SECURITY                                     (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              PUBLISHING (1.2%)
$     500     Houghton Mifflin Co., Senior
                 Subordinated Notes, 9.88% (a)                      B3       2/01/2013      $       527
      500     Penton Media, Inc., Senior Secured
                 Notes, 11.88%                                      B3      10/01/2007              474
      250     Vertis, Inc., Senior Secured Notes, 9.75% (a)         B2       4/01/2009              261
                                                                                            -----------
                                                                                                  1,262
                                                                                            -----------
              PHARMACEUTICALS & BIOTECHNOLOGY (0.5%)

              PHARMACEUTICALS
      500     Warner Chilcott, Inc., Senior Notes,
                 Series B, 12.63%                                   B2       2/15/2008              557
                                                                                            -----------
              REAL ESTATE (3.8%)

              REAL ESTATE INVESTMENT TRUSTS
      600     Capstar Hotel Co., Convertible Bond, 4.75% (l)      Caa1      10/15/2004              598
      500     Crescent Real Estate Equities Co.,
                 Senior Notes, 9.25%                               Ba3       4/15/2009              514
      500     Felcor Lodging LP, Senior Notes, 10.00%               B1       9/15/2008              515
      500     Host Marriott LP, Senior Unsecured
                 Notes, Series I, 9.50%                            Ba3       1/15/2007              533
      500     Thornburg Mortgage, Inc., Senior Notes,
                 8.00% (a)                                         Ba1       5/15/2013              495
      400     TriNet Corporate Realty Trust, Inc.,
                 Notes, 7.95%                                      Ba1       5/15/2006              414
    1,000     TriNet Corporate Realty Trust, Inc.,
                 Senior Notes, 7.70%                               Ba1       7/15/2017              983
                                                                                            -----------
                                                                                                  4,052
                                                                                            -----------
              RETAILING (0.8%)

              APPAREL RETAIL (0.5%)
      500     William Carter Co., Senior Subordinated
                 Notes, Series B, 10.88%                            B3       8/15/2011              562
                                                                                            -----------
              DISTRIBUTORS (0.3%)
      250     National Waterworks, Inc., Senior
                 Subordinated Notes, Series B, 10.50%               B3      12/01/2012              274
                                                                                            -----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                        MOODY'S                           MARKET
   AMOUNT                                                         RATING                            VALUE
    (000)     SECURITY                                       (UNAUDITED)        MATURITY            (000)
---------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)

              SEMICONDUCTOR EQUIPMENT (0.6%)
$     500     AMI Semiconductor, Inc., Senior
                 Subordinated Notes, 10.75% (a)                       B3       2/01/2013      $       567
                                                                                              -----------
              SEMICONDUCTORS (0.5%)
      500     ON Semiconductor Corp., Senior Secured
                 Notes, 12.00%                                        B3       3/15/2010              564
                                                                                              -----------
              SOFTWARE & SERVICES (0.5%)

              DATA PROCESSING & OUTSOURCED SERVICES
      500     Iron Mountain, Inc., Senior Subordinated
                 Notes, 7.75%                                         B2       1/15/2015              505
                                                                                              -----------
              TECHNOLOGY HARDWARE & EQUIPMENT (2.2%)

              COMMUNICATIONS EQUIPMENT (0.5%)
      500     Avaya, Inc., Senior Secured Notes, 11.13%               B2       4/01/2009              553
                                                                                              -----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
      650     Asat Finance LLC, Guaranteed Senior
                 Notes, 12.50%                                        B3      11/01/2006              575
                                                                                              -----------
              OFFICE ELECTRONICS (1.2%)
      500     Xerox Corp., Notes, 5.50%                               B1      11/15/2003              502
      250     Xerox Corp., Senior Notes, 10.25%                       B1       1/15/2009              271
      500     Xerox Corp., Senior Notes, 7.63%                        B1       6/15/2013              483
                                                                                              -----------
                                                                                                    1,256
                                                                                              -----------
              TELECOMMUNICATION SERVICES (7.1%)

              INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
      750     Intermedia Communications, Inc., Senior
                 Notes, 8.50% (b)                                     NR       1/15/2008              501
      250     Northwestern Bell Telephone Co.,
                 Debentures, 6.25%                                   Ba3       1/01/2007              238
    1,250     Qwest Capital Funding, Inc., Guaranteed
                 Notes, 5.88%                                       Caa2       8/03/2004            1,181
    1,000     Qwest Capital Funding, Inc., Debentures, 6.88%        Caa2       7/15/2028              665
      500     Qwest Services Corp., Senior
                 Subordinated Secured Notes, 13.00% (a)               NR      12/15/2007              536
                                                                                              -----------
                                                                                                    3,121
                                                                                              -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                        MOODY'S                           MARKET
   AMOUNT                                                         RATING                            VALUE
    (000)     SECURITY                                       (UNAUDITED)        MATURITY            (000)
---------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (4.2%)
$   1,000     Airgate PCS, Inc., Senior Subordinated
                 Discount Notes, 0%/13.50%, 10/01/2004 (e)          Caa2      10/01/2009      $       550
    1,000     American Tower Escrow Corp., Discount
                 Notes, 0%/11.28%, 8/01/2003 (e)                      B3       8/01/2008              660
      500     Crown Castle International Corp., Senior
                 Discount Notes, 0%/11.25%, 8/01/2004 (e)             B3       8/01/2011              491
      500     Nextel Partners, Inc., Senior Notes, 12.50%           Caa1      11/15/2009              556
      250     Nextel Partners, Inc., Senior
                 Notes, 8.13% (a,l)                                 Caa1       7/01/2011              232
      500     Triton PCS, Inc., Guaranteed Senior
                 Subordinated Notes, 8.75% (l)                        B3      11/15/2011              489
    1,000     U.S. Unwired, Inc., Senior Subordinated
                 Discount Notes, Series B, 0%/13.38%,
                 11/01/2004 (e)                                     Caa2      11/01/2009              520
    1,000     Western Wireless Corp., Senior
                 Notes, 9.25% (a)                                   Caa2       7/15/2013              955
                                                                                              -----------
                                                                                                    4,453
                                                                                              -----------
              TRANSPORTATION (1.9%)

              MARINE (1.5%)
      500     CP Ships Ltd., Senior Notes, 10.38%                    Ba3       7/15/2012              542
      500     Overseas Shipholding Group, Inc., Senior
                 Notes, 8.25% (a)                                    Ba1       3/15/2013              522
      500     Stena AB, Senior Notes, 9.63%                          Ba3      12/01/2012              549
                                                                                              -----------
                                                                                                    1,613
                                                                                              -----------
              TRUCKING (0.4%)
      500     Greyhound Lines, Inc., Senior
                 Subordinated Notes, Series B, 11.50%                 NR       4/15/2007              378
                                                                                              -----------
              UTILITIES (6.1%)

              ELECTRIC UTILITIES (3.4%)
    1,000     Pinnacle One Partners, LP, Senior
                 Notes, 8.83% (a)                                    Ba2       8/15/2004            1,050
      500     Potomac Edison Co., First Mortgage
                 Notes, 7.75%                                        Ba1       5/01/2025              470
    1,000     Potomac Edison Co., Notes, 5.00%                       Ba2      11/01/2006            1,010
    1,000     TECO Energy, Inc., Senior Notes, 10.50%                Ba1      12/01/2007            1,110
                                                                                              -----------
                                                                                                    3,640
                                                                                              -----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                         MOODY'S                           MARKET
   AMOUNT                                                          RATING                            VALUE
    (000)     SECURITY                                        (UNAUDITED)        MATURITY            (000)
----------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES & UNREGULATED POWER (2.7%)
$     500     Calpine Canada Energy Finance, Senior
                 Notes, 8.50%                                          B1       5/01/2008      $       372
      250     El Paso Energy Partners, Senior
                 Subordinated Notes, Series B, 8.50% (l)               B1       6/01/2011              264
      500     Gulfterra Energy Partners LP, Senior
                 Subordinated Notes, 6.25% (a)                        Ba3       6/01/2010              486
      250     MSW Energy Holdings LLC, Senior
                 Subordinated Notes, 8.50% (a)                        Ba1       9/01/2010              261
      500     Transcontinental Gas Pipeline Corp.,
                 Senior Notes, 8.88%                                   B1       7/15/2012              540
      500     Williams Companies, Inc., Senior
                 Notes, 9.25%                                          B3       3/15/2004              510
      500     Williams Companies, Inc., Senior
                 Notes, 8.63%                                          B3       6/01/2010              501
                                                                                               -----------
                                                                                                     2,934
                                                                                               -----------
              Total corporate obligations (cost: $88,861)                                           93,417
                                                                                               -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (4.2%)
              ----------------------------------------

              CAPITAL GOODS (1.0%)

              AEROSPACE & DEFENSE (0.5%)
      500     Bombardier, Inc., Notes, 6.75% (a)                     Baa3       5/01/2012              507
                                                                                               -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      500     Fimep S.A., Senior Notes, 10.50% (a)                     B1       2/15/2013              552
                                                                                               -----------
              HOTELS, RESTAURANTS, & LEISURE (0.5%)

              HOTELS, RESORTS, & CRUISE LINES
      500     Intrawest Corp., Senior Notes, 10.50%                    B1       2/01/2010              546
                                                                                               -----------
              MATERIALS (1.3%)

              PAPER PRODUCTS
    1,000     Abitibi-Consolidated, Inc., Notes, 6.00% (l)            Ba1       6/20/2013              897
      500     Cascades, Inc., Senior Unsecured
                 Notes, 7.25% (a)                                     Ba1       2/15/2013              495
                                                                                               -----------
                                                                                                     1,392
                                                                                               -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

PRINCIPAL                                                      MOODY'S                           MARKET
   AMOUNT                                                       RATING                            VALUE
    (000)    SECURITY                                      (UNAUDITED)        MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             TRANSPORTATION (1.4%)

             RAILROADS
$   1,500    TFM S.A. de C.V., Senior Discount
                Debentures, 11.75%                                  B1       6/15/2009     $      1,537
                                                                                           ------------
             Total Eurodollar and yankee obligations
                (cost: $4,135)                                                                    4,534
                                                                                           ------------

             ASSET-BACKED SECURITIES (1.3%)
             ------------------------------

             TRANSPORTATION

             AIRLINES
    1,500    American Airlines, Inc., Pass-Through
                Certificates, Series 2001-1, Class A-2,
                EETC, 6.82%                                        Ba1       5/23/2011            1,248
      237    Northwest Airlines, Inc., Pass-Through
                Certificates, Series 1999-2C, EETC, 8.30%           B1       9/01/2010              191
                                                                                           ------------
             Total asset-backed securities (cost: $1,436)                                         1,439
                                                                                           ------------
             MUNICIPAL BOND (2.8%)
             ---------------------

             HOSPITAL
    3,000    New York State Dormitory Auth. RB,
                Series D, 10.00% d (cost: $3,000)                  Ba1       7/01/2026            3,000
                                                                                           ------------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
             ----------------------------------------
                SECURITY (0.4%) (f)
                -------------------

   10,221    CS First Boston Corp., Series 1998-C1,
                Class AX, 1.05% (cost: $487)                       Aaa       5/17/2040              485
                                                                                           ------------
   NUMBER
OF SHARES
---------

             COMMON AND PREFERRED STOCKS, WARRANTS,
             --------------------------------------
                AND CERTIFICATES (4.5%)
                -----------------------

             MEDIA (0.5%)

             BROADCASTING & CABLE TV
    5,000    CSC Holdings, Inc., Series M (Preferred)                                               520
      250    Ono Finance PLC, Equity Value Certificates                                               -
                                                                                           ------------
                                                                                                    520
                                                                                           ------------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              REAL ESTATE (2.5%)

              REAL ESTATE INVESTMENT TRUSTS
    7,000     Entertainment Properties Trust                            $    216
   20,000     Gables Residential Trust "D", 7.50%,
                 cumulative redeemable (Preferred)                           504
    4,000     Health Care Property Investors, Inc.                           175
   25,000     Maguire Properties, Inc.                                       510
   15,000     Nationwide Health Properties, Inc.                             257
   20,000     New Plan Excel Realty Trust, Inc.
                 depositary shares "E", 7.625%,
                 cumulative redeemable (Preferred)                           520
   20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative
                 redeemable (Perpetual Preferred)                            497
                                                                        --------
                                                                           2,679
                                                                        --------
              TECHNOLOGY HARDWARE & EQUIPMENT (0.0%)(k)

              ELECTRONIC EQUIPMENT MANUFACTURERS
      500     Asat Finance LLC, Warrants (a)                                   1
                                                                        --------
              TELECOMMUNICATION SERVICES (1.1%)

              WIRELESS TELECOMMUNICATION SERVICES
    1,006     Crown Castle International Corp., 12.75%,
                 cumulative redeemable (Preferred) (g)                     1,114
      500     Independent Wireless One Holdings, Inc.,
                 Equity Value Certificates (a)                                 -
                                                                        --------
                                                                           1,114
                                                                        --------
              UTILITIES (0.4%)

              ELECTRIC UTILITIES (0.4%)
   15,000     American Electric Power Co., Inc.                              421
                                                                        --------
              MULTI-UTILITIES & UNREGULATED POWER (0.0%)(k)
    2,500     Duke Energy Corp.                                               44
                                                                        --------
              Total common and preferred stocks, warrants, and
                  certificates (cost: $4,257)                              4,779
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.8%)
              -------------------------------

              MONEY MARKET FUNDS (1.8%)
  807,380     AIM Short-Term Investment Co. Liquid
                 Assets Portfolio, 1.04% (i,j)                         $     807
1,104,521     Merrill Lynch Premier Institutional Fund, 1.02% (i,j)        1,105
                                                                       ---------
                                                                           1,912
                                                                       ---------
PRINCIPAL
   AMOUNT
    (000)
---------

              REPURCHASE AGREEMENTS (2.4%)
   $1,400     CS First Boston Corp., 1.11%, acquired
                 on 7/31/2003 and due 8/01/2003, at $1,400
                 (collateralized by a $1,280 Fannie Mae,
                 Subordinated Note, 6.25%, due 2/01/2011;
                 market value of $1,430) (h,j)                             1,400
                                                                       ---------
    1,150     Morgan Stanley & Co., Inc., 1.10%,
                 acquired on 7/31/2003 and due 8/01/2003, at
                 $1,150 (collateralized by a $1,180
                 Fannie Mae Note, 3.25%, due 5/14/2008;
                 market value of $1,177) (h,j)                             1,150
                                                                       ---------
                                                                           2,550
                                                                       ---------
              DISCOUNT NOTE (2.6%)
    2,794     Federal Home Loan Bank, 1.00%, 8/01/2003                     2,794
                                                                       ---------
              Total money market instruments (cost: $7,256)                7,256
                                                                       ---------

              TOTAL INVESTMENTS (COST: $109,432)                       $ 114,910
                                                                       =========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

          (b) Currently the issuer is in default with respect to interest payments.

          (c) At July 31, 2003, the cost of securities purchased on a when-issued basis was $1,239,000.

          (d) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2003. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

          (e) Stepped coupon note initially issued in zero-coupon form that converts to coupon form at the specified rate and date. As of the end of this reporting period the security is in zero-coupon form. The coupon rate that will be paid starting at the conversion date is the second rate shown in the security's description.

          (f) Interest-only commercial mortgage-backed security - represents the right to receive only the interest payments on an underlying pool of

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

              commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

          (g) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

          (h) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

          (i) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

          (j) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (k) Represents less than 0.1% of net assets.

          (l) The security or a portion thereof was out on loan as of July 31, 2003.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                  EETC  Enhanced Equipment Trust Certificate
                  RB    Revenue Bond

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on       $  114,910
      loan of $4,302) (identified cost of $109,432)
   Cash                                                                              59
   Receivables:
      Capital shares sold                                                            41
      USAA Investment Management Company                                             64
      Interest                                                                    2,117
      Securities sold                                                             2,152
      Other                                                                           2
                                                                             ----------
         Total assets                                                           119,345
                                                                             ----------
LIABILITIES

   Payable upon return of securities loaned                                       4,462
   Securities purchased (when-issued of $1,239)                                   5,344
   Capital shares redeemed                                                        2,446
   USAA Investment Management Company                                                48
   USAA Transfer Agency Company                                                      15
   Accounts payable and accrued expenses                                             42
                                                                             ----------
         Total liabilities                                                       12,357
                                                                             ----------
            Net assets applicable to capital shares outstanding              $  106,988
                                                                             ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                           $  114,821
   Accumulated undistributed net investment income                                   10
   Accumulated net realized loss on investments and securities sold short       (13,321)
   Net unrealized appreciation of investments                                     5,478
                                                                             ----------
            Net assets applicable to capital shares outstanding              $  106,988
                                                                             ==========
   Capital shares outstanding                                                    13,080
                                                                             ==========
   Authorized shares of $.01 par value                                          100,000
                                                                             ==========
   Net asset value, redemption price, and offering price per share           $     8.18
                                                                             ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends                                                       $     130
      Interest                                                            7,471
      Securities lending                                                     19
                                                                      ---------
         Total income                                                     7,620
                                                                      ---------
   Expenses:
      Management fees                                                       374
      Administrative and servicing fees                                     113
      Transfer agent's fees                                                 160
      Custodian's fees                                                       59
      Postage                                                                10
      Shareholder reporting fees                                             13
      Directors' fees                                                         5
      Registration fees                                                      41
      Professional fees                                                      43
      Other                                                                   2
                                                                      ---------
         Total expenses                                                     820
      Expenses reimbursed                                                   (64)
      Expenses paid indirectly                                               (2)
                                                                      ---------
         Net expenses                                                       754
                                                                      ---------
            Net investment income                                         6,866
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss on:
      Investments                                                          (387)
      Security sold short                                                   (48)
   Change in net unrealized appreciation                                 10,167
                                                                      ---------
            Net realized and unrealized gain                              9,732
                                                                      ---------
Increase in net assets resulting from operations                      $  16,598
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND

YEARS ENDED JULY 31,

                                                                      2003           2002
                                                                 ------------------------
FROM OPERATIONS

   Net investment income                                         $   6,866      $   5,590
   Net realized loss on investments and securities sold short         (435)        (8,110)
   Change in net unrealized appreciation/depreciation
      of investments                                                10,167         (4,133)
                                                                 ------------------------
      Increase (decrease) in net assets resulting
         from operations                                            16,598         (6,653)
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (6,876)        (5,590)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        88,373         36,987
   Reinvested dividends                                              5,015          4,029
   Cost of shares redeemed                                         (49,867)       (28,856)
                                                                 ------------------------
      Increase in net assets from
         capital share transactions                                 43,521         12,160
                                                                 ------------------------
Net increase (decrease) in net assets                               53,243            (83)

NET ASSETS

   Beginning of period                                              53,745         53,828
                                                                 ------------------------
   End of period                                                 $ 106,988      $  53,745
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $      10      $      14
                                                                 ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      11,346          4,380
   Shares issued for dividends reinvested                              652            489
   Shares redeemed                                                  (6,348)        (3,451)
                                                                 ------------------------
      Increase in shares outstanding                                 5,650          1,418
                                                                 ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                  2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

                     available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                  3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                  4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  5. Securities for which market quotations are not readily
                     available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

               D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

               E. HIGH-YIELD DEBT SECURITIES - Although the Fund has a
                  diversified portfolio, 85.1% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2003. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

               F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                  payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2003, the Fund had entered into net outstanding when-issued commitments of $1,239,000.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

               G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

               H. SHORT SALES - The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrued during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain an amount deposited with the broker as collateral equal to a percentage of the current value of the security sold short as required by the broker at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance-sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the statement of assets and liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. The Fund did not have any open short sales at July 31, 2003.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

          United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $6,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:


                                                       2003                 2002
                                                 -------------------------------

          Ordinary income*                       $6,876,000           $5,590,000


          *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


          Undistributed ordinary income                           $      10,000

          Accumulated capital and other losses                      (13,138,000)

          Unrealized appreciation                                     5,294,000

          Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $1,377,000 and capital loss carryovers of $11,761,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

          Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $120,458,000 and $77,045,000, respectively.

          At July 31, 2003, the cost of securities for federal income tax purposes was $109,616,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $6,571,000 and $1,277,000, respectively, resulting in net unrealized appreciation of $5,294,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

          required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $4,302,000 and received cash collateral of $4,462,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%

+/- 0.51% to 1.00%                       +/- 0.05%

+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                  For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $374,000, which is net of a performance adjustment of $(4,000).

               B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $113,000.

               C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $64,000.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

               D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $160,000.

               E. UNDERWRITING SERVICES -The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                NET REALIZED
SELLER                             PURCHASER            COST TO PURCHASER      GAIN TO SELLER
---------------------------------------------------------------------------------------------
USAA High-Yield             USAA Intermediate-Term
   Opportunities Fund          Bond Fund                    $4,676,000            $607,000
USAA High-Yield
   Opportunities Fund       USAA Short-Term Bond Fund        1,056,000             123,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                   PERIOD ENDED
                                                            YEAR ENDED JULY 31,                        JULY 31,
                                                 --------------------------------------------------------------
                                                     2003             2002              2001              2000*
                                                 --------------------------------------------------------------
Net asset value at
   beginning of period                           $   7.23          $  8.95           $  9.78           $ 10.00
Income (loss) from investment operations:
   Net investment income                              .69              .83              1.03              1.08(a)
   Net realized and
      unrealized gain (loss)                          .95            (1.72)             (.80)             (.33)(a)
                                                 -------------------------------------------------------------
Total from investment operations                     1.64             (.89)              .23               .75(a)
                                                 -------------------------------------------------------------
Less distributions:
   From net investment income                        (.69)            (.83)            (1.06)             (.97)
                                                 -------------------------------------------------------------
Net asset value at end of period                 $   8.18          $  7.23           $  8.95           $  9.78
                                                 =============================================================
Total return (%)**                                  23.85           (10.70)             2.68              7.80
Net assets at end of period (000)                $106,988          $53,745           $53,828           $44,907
Ratio of expenses to
   average net assets (%)***                         1.00(b)          1.00(b,c)          .76(b)            .75(d)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)***                             1.08(b)          1.12(b)           1.02(b)           1.19
Ratio of net investment
   income to average net assets (%)***               9.06             9.95             11.17             10.30
Portfolio turnover (%)                             105.30            96.63            104.20             51.88

  * Fund commenced operations August 2, 1999.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the year ended July 31, 2003, average net assets were $75,821,000.
(a) Calculated using average shares.
(b) Reflects total expenses excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                        -                -              (.01%)             N/A
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(d) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the Fund's average net assets.

46

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS (2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS (2)
                  Director, President, and Vice Chairman of the Board of
                    Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS

                  BARBARA B. DREEBEN(3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D.(3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR(3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D.(3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER(2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

52

 N O T E S
==========----------------------------------------------------------------------

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        P.O. Box 659453
      AND DISTRIBUTOR        San Antonio, Texas 78265-9825

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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40052-0903                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.